UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21346

Name of Fund: BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Muni
New York Intermediate Duration Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2011

Date of reporting period: 10/31/2010

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2010 (Unaudited)

BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York — 114.9%
Corporate — 12.1%
Jefferson County Industrial
Development Agency New York,
Refunding RB, Solid Waste, Series A,
AMT, 5.20%, 12/01/20	$ 500	$ 502,380
New York City Industrial Development
Agency, RB, AMT:
1990 American Airlines Inc. Project,
5.40%, 7/01/20	1,500	1,281,255
British Airways Plc Project, 7.63%,
12/01/32	1,000	1,024,500
Continental Airlines Inc. Project,
Mandatory Put Bonds, 8.38%,
11/01/16	1,000	1,014,160
New York City Industrial Development
Agency, Refunding RB, Terminal One
Group Association Project, AMT (a):
5.50%, 1/01/18	1,000	1,081,530
5.50%, 1/01/24	1,000	1,039,070
New York State Energy Research &
Development Authority, Refunding
RB:
Brooklyn Union Gas/Keyspan,
Series A, AMT (FGIC), 4.70%,
2/01/24	500	509,525
Rochester Gas & Electric Corp.,
Series C (NPFGC), 5.00%,
8/01/32 (a)	1,000	1,066,350
		7,518,770
County/City/Special District/School District — 20.6%
Amherst Development Corp., RB,
University at Buffalo Foundation
Faculty-Student Housing Corp.,
Series A (AGM), 4.00%, 10/01/24	1,000	995,750
City of New York New York, GO:
Series J (NPFGC), 5.25%, 5/15/18	1,500	1,672,530
Sub-Series F-1 (Syncora), 5.00%,
9/01/22	1,000	1,097,480
Sub-Series I-1, 5.50%, 4/01/21	1,500	1,759,545
Sub-Series I-1, 5.13%, 4/01/25	750	830,715
New York City Industrial Development
Agency, RB, Queens Baseball
Stadium, PILOT (AMBAC), 5.00%,
1/01/31	1,500	1,440,945

	Par
Municipal Bonds	(000)	Value
New York (continued)
County/City/Special District/School District (concluded)
New York City Industrial Development
Agency, Refunding RB:
New York Stock Exchange Project,
Series A, 4.25%, 5/01/24	$ 500	$ 515,855
Terminal One Group Association
Project, AMT, 5.50%, 1/01/21 (a)	250	263,882
New York City Transitional Finance
Authority, RB:
Fiscal 2007, Series S-1 (NPFGC),
5.00%, 7/15/24	500	539,315
Fiscal 2009, Series S-3, 5.00%,
1/15/23	575	625,318
New York Liberty Development Corp.,
Refunding RB, Second Priority, Bank
of America Tower at One Bryant Park
Project, 5.63%, 7/15/47	1,000	1,041,850
New York State Dormitory Authority, RB,
Interagency Council Pooled,
Series A-1, 4.25%, 7/01/25	1,000	1,015,030
United Nations Development Corp. New
York, Refunding RB, Series A, 4.25%,
7/01/24	1,000	1,024,390
		12,822,605
Education — 12.5%
Dutchess County Industrial
Development Agency New York,
Refunding RB, Bard College Civic
Facility, Series A-1, 5.00%, 8/01/22	750	790,792
Nassau County Industrial Development
Agency, Refunding RB, New York
Institute of Technology Project,
Series A, 5.00%, 3/01/21	1,000	1,062,090
New York City Industrial Development
Agency, RB, Lycee Francais de New
York Project, Series A (ACA), 5.50%,
6/01/15	500	529,805
New York City Industrial Development
Agency, Refunding RB, Polytechnic
University Project (ACA), 4.70%,
11/01/22	1,000	974,040
New York State Dormitory Authority, RB:
Master BOCES Program Lease
(AGM), 3.50%, 8/15/25	250	240,738

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	ACA Financial Guaranty Corp.	FHA	Federal Housing Administration
AGM	Assured Guaranty Municipal Corp.	GO	General Obligation Bonds
AMBAC	American Municipal Bond Assurance Corp.	LRB	Lease Revenue Bonds
AMT	Alternative Minimum Tax (subject to)	MRB	Mortgage Revenue Bonds
BOCES	Board of Cooperative Educational Services	NPFGC	National Public Finance Guarantee Corp.
CIFG	CDC IXIS Financial Guaranty	PILOT	Payment in Lieu of Taxes
ERB	Education Revenue Bonds	RB	Revenue Bonds
FGIC	Financial Guaranty Insurance Co.	SONYMA	State of New York Mortgage Agency

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.

OCTOBER 31, 2010

Schedule of Investments(continued)

BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (continued)
Education (concluded)
New York State Dormitory Authority, RB (concluded):
Mount Sinai School of Medicine,
5.50%, 7/01/25	$ 1,000	$ 1,070,340
Mount Sinai School of Medicine,
Series A (NPFGC), 5.15%, 7/01/24	250	265,803
Schenectady County Industrial
Development Agency, Refunding RB,
Union College Project, 5.00%,
7/01/26	1,000	1,087,510
Suffolk County Industrial Development
Agency, Refunding RB, New York
Institute of Technology Project,
5.25%, 3/01/21	600	623,076
Trust for Cultural Resources, RB:
Carnegie Hall, Series A, 5.00%,
12/01/29	750	801,937
Museum of American Folk Art (ACA),
6.13%, 7/01/30	500	301,440
		7,747,571
Health — 19.8%
Dutchess County Industrial
Development Agency New York, RB,
St. Francis Hospital, Series B, 7.25%,
3/01/19	355	363,041
Erie County Industrial Development
Agency, RB, Episcopal Church Home,
Series A, 5.88%, 2/01/18	1,690	1,691,149
Genesee County Industrial Development
Agency New York, Refunding RB,
United Memorial Medical Center
Project, 4.75%, 12/01/14	335	333,633
Monroe County Industrial Development
Corp., RB, Unity Hospital of Rochester
Project (FHA), 4.20%, 8/15/25 (b)	500	502,905
New York City Industrial Development
Agency, RB, PSCH Inc. Project, 6.20%,
7/01/20	1,415	1,371,319
New York State Dormitory Authority, RB:
NYU Hospital Center, Series B,
5.25%, 7/01/24	455	474,984
New York State Association for
Retarded Children, Inc., Series A,
5.30%, 7/01/23	450	485,474
North Shore-Long Island Jewish
Health System, Series A, 5.25%,
5/01/25	780	800,631
New York State Dormitory Authority,
Refunding RB:
Lenox Hill Hospital Obligation
Group, 5.75%, 7/01/17	500	507,990
Mount Sinai Hospital, Series A,
4.25%, 7/01/23	600	603,522
North Shore-Long Island Jewish
Health System, Series E, 5.00%,
5/01/22	650	690,359

	Par
Municipal Bonds	(000)	Value
New York (continued)
Health (concluded)
Saratoga County Industrial
Development Agency New York,
Refunding RB, The Saratoga Hospital
Project, Series A (Radian), 4.38%,
12/01/13	$ 365	$ 383,173
Suffolk County Industrial Development
Agency New York, Refunding RB,
Jeffersons Ferry Project, 4.63%,
11/01/16	800	830,784
Tompkins County Industrial
Development Agency New York,
Refunding RB, Continuing Care
Retirement Community, Kendal at
Ithaca Project, Series A-2:
5.75%, 7/01/18	250	250,260
6.00%, 7/01/24	1,000	1,000,580
Westchester County Industrial
Development Agency New York, MRB,
Kendal on Hudson Project, Series A,
6.38%, 1/01/24	750	751,297
Westchester County Industrial
Development Agency New York, RB,
Special Needs Facilities Pooled
Program, Series D-1, 6.80%, 7/01/19	515	519,388
Yonkers Industrial Development Agency
New York, RB, Sacred Heart
Associations Project, Series A, AMT
(SONYMA), 4.80%, 10/01/26	750	753,427
		12,313,916
Housing — 17.5%
New York City Housing Development
Corp., RB:
The Animal Medical Center,
Series A, 5.50%, 12/01/33	1,615	1,615,678
Series C, 4.25%, 11/01/25	825	846,747
Series H-2-A, AMT, 5.00%,
11/01/30	780	780,437
New York Mortgage Agency, Refunding
MRB, 44th Series, AMT, 4.00%,
10/01/21	500	500,805
New York Mortgage Agency, Refunding
RB, AMT:
Homeowner Mortgage, Series 130,
4.75%, 10/01/30	2,500	2,505,850
Series 133, 4.95%, 10/01/21	395	406,716
Series 143, 4.85%, 10/01/27	500	500,530
New York State Urban Development
Corp., RB, Subordinate Lien,
Corporate Purpose, Series A, 5.13%,
7/01/19	2,000	2,158,940
Yonkers Economic Development Corp.,
Refunding RB, Riverview II (Freddie
Mac), 4.50%, 5/01/25	1,500	1,536,150
		10,851,853
State — 11.2%
New York State Dormitory Authority,
ERB, Series F, 5.00%, 3/15/30	1,290	1,369,477
New York State Dormitory Authority,
LRB, Municipal Health Facilities, Sub-
Series 2-4, 5.00%, 1/15/27	600	630,702

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.

OCTOBER 31, 2010

Schedule of Investments(continued)

BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (concluded)
State (concluded)
New York State Dormitory Authority,
Refunding RB, Department of Health,
Series A (CIFG), 5.00%, 7/01/25	$ 1,500	$ 1,584,870
New York State Thruway Authority,
Refunding RB, Series A-1, 5.00%,
4/01/22	1,000	1,134,310
New York State Urban Development
Corp., RB, State Personal Income Tax,
State Facilities, Series A-1 (NPFGC),
5.00%, 3/15/24	485	529,581
New York State Urban Development
Corp., Refunding RB, Service
Contract, Series B, 5.00%, 1/01/21	1,500	1,674,765
		6,923,705
Tobacco — 1.7%
Tobacco Settlement Financing Corp.
New York, RB, Asset-Backed,
Series B-1C, 5.50%, 6/01/22	1,000	1,079,750
Transportation — 11.0%
Metropolitan Transportation Authority,
RB (NPFGC):
Series A, 5.00%, 11/15/24	2,000	2,187,200
Series B, 5.25%, 11/15/19	860	1,008,402
Metropolitan Transportation Authority,
Refunding RB:
Series A (NPFGC), 5.00%,
11/15/25	2,000	2,072,900
Series B, 5.25%, 11/15/25	750	844,792
Port Authority of New York & New
Jersey, Refunding RB, AMT,
Consolidated:
152nd Series, 5.00%, 11/01/23	500	526,905
155th Series, 4.75%, 12/01/30	205	206,177
		6,846,376
Utilities — 8.5%
Long Island Power Authority, Refunding
RB:
General, Series D (NPFGC), 5.00%,
9/01/25	4,000	4,281,480
Series A, 5.50%, 4/01/24	875	988,050
		5,269,530
Total Municipal Bonds in New York		71,374,076
Guam — 2.5%
County/City/Special District/School District — 0.5%
Territory of Guam, RB, Section 30,
Series A, 5.38%, 12/01/24	325	338,861
State — 0.3%
Territory of Guam, GO, Series A, 6.00%,
11/15/19	185	197,769
Utilities — 1.7%
Guam Government Waterworks
Authority, Refunding RB, Water,
6.00%, 7/01/25	1,000	1,025,020
Total Municipal Bonds in Guam		1,561,650

	Par
Municipal Bonds	(000)	Value
Puerto Rico — 21.3%
Education — 0.8%
Puerto Rico Industrial Tourist
Educational Medical & Environmental
Control Facilities Financing Authority,
RB, University Plaza Project, Series A
(NPFGC), 5.00%, 7/01/33	$ 500	$ 499,965
Housing — 3.3%
Puerto Rico Housing Finance Authority,
Refunding RB, Subordinate, Capital
Fund Modernization, 5.13%,
12/01/27	2,000	2,048,440
State — 6.0%
Commonwealth of Puerto Rico, GO,
Public Improvement, Series A, 5.25%,
7/01/16 (c)	615	742,176
Commonwealth of Puerto Rico, GO,
Refunding, Public Improvement:
Series A (NPFGC), 5.50%, 7/01/21	1,000	1,087,930
Series A-4 (AGM), 5.25%, 7/01/30	350	368,585
Puerto Rico Municipal Finance Agency,
GO, Series A, 5.25%, 8/01/25	1,000	1,025,260
Puerto Rico Public Buildings Authority,
Refunding RB, Government Facilities,
Series M-3 (NPFGC), 6.00%, 7/01/28	500	539,420
		3,763,371
Transportation — 9.6%
Puerto Rico Highway & Transportation
Authority, RB:
Series Y (AGM), 6.25%, 7/01/21	3,000	3,415,950
Subordinate (FGIC), 5.75%,
7/01/21	2,000	2,062,660
Puerto Rico Highway & Transportation
Authority, Refunding RB, Series AA-1
(AGM), 4.95%, 7/01/26	450	466,425
		5,945,035
Utilities — 1.6%
Puerto Rico Electric Power Authority, RB,
Series CCC, 4.25%, 7/01/23	1,000	1,005,870
Total Municipal Bonds in Puerto Rico		13,262,681
U.S. Virgin Islands — 3.2%
Corporate — 1.6%
United States Virgin Islands, Refunding
RB, Senior Secured, Hovensa Coker
Project, AMT, 6.50%, 7/01/21	500	508,675
Virgin Islands Public Finance Authority,
RB, Senior Secured, Hovensa
Refinery, AMT, 4.70%, 7/01/22	500	462,265
		970,940
State — 1.6%
Virgin Islands Public Finance Authority,
RB, Senior Lien, Matching Fund Loan
Note, Series A, 5.25%, 10/01/24	1,000	1,028,470

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.

OCTOBER 31, 2010

Schedule of Investments(continued)

BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
U.S. Virgin Islands (concluded)
Total Municipal Bonds in the U.S. Virgin Islands		$ 1,999,410
Total Municipal Bonds – 141.9%		88,197,817
Municipal Bonds Transferred to Tender
Option Bond Trusts (d)
New York — 3.9%
County/City/Special District/School District — 1.4%
City of New York New York, GO,
Sub-Series B-1, 5.25%, 9/01/22	$ 750	849,150
Utilities — 2.5%
New York City Municipal Water Finance
Authority, Refunding RB, Series A,
4.75%, 6/15/30	1,500	1,581,840
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 3.9%		2,430,990
Total Long-Term Investments
(Cost – $86,826,757) – 145.8%		90,628,807
Short-Term Securities	Shares
BIF New York Municipal Money Fund,
0.00% (e)(f)	388,885	388,885
Total Short-Term Securities
(Cost – $388,885) – 0.7%		388,885
Total Investments
(Cost – $87,215,642*) – 146.5%		91,017,692
Other Assets Less Liabilities – 3.0%		1,887,140
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (1.8)%		(1,125,965)
Preferred Shares, at Redemption Value – (47.7)%		(29,633,534)
Net Assets Applicable to Common Shares – 100.0% $		62,145,333

________________________________________________________________________________________________________________________________________________________________________________________________________________________
* The cost and unrealized appreciation (depreciation) of investments as of October 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 86,101,305
Gross unrealized appreciation	$ 3,847,784
Gross unrealized depreciation	(56,397)
Net unrealized appreciation	$ 3,791,387

(a) Variable rate security. Rate shown is as of report date.
(b) When-issued security. Unsettled when-issued transactions were as follows:

Unrealized
Counterparty	Value	Appreciation
JPMorgan Securities	$ 502,905	$ 4,025

(c) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates.
These securities serve as collateral in a financing transaction.

(e) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment

Company Act of 1940, as amended, were as follows:

			Shares
	Shares		Held at
	Held at	Net	October 31,
Affiliate	July 31, 2010	Activity	2010	Income
BIF New York
Municipal
Money Fund	1,976,046	(1,587,161)	388,885	-

(f) Represents the current yield as of report date.
• For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.

OCTOBER 31, 2010

Schedule of Investments(concluded)

BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

•Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2010 in determining the fair valuation of the Fund's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term
Investments[1]	—	$90,628,807	—	$90,628,807
Short-Term
Securities	$ 388,885	—	—	388,885
Total	$ 388,885	$90,628,807	—	$91,017,692
[1] See above Schedule of Investments for values in each sector.

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.

OCTOBER 31, 2010

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) areeffective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Muni New York Intermediate Duration Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: December 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: December 22, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: December 22, 2010